Private Placement Warrants (Details) - USD ($)	Oct. 08, 2021	Oct. 08, 2021	Sep. 30, 2023	Dec. 31, 2022	Oct. 29, 2021
Private Placement Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 10
Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Units Issued During Period Shares New Issues	885,000
Shares issued, price per share (in Dollars per share)	$ 10	$ 10
Proceeds from Issuance of Private Placement (in Dollars)	$ 8,850,000
Purchased shares		885,000
Gross proceeds (in Dollars)		$ 8,850,000
Common Class A [Member]
Private Placement Warrants (Details) [Line Items]
Number of Shares Included In Unit	1	1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 11.5
Common stock price per share (in Dollars per share)	$ 11.5
Public Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Number of warrants included in Unit	1	1
Public Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Number of warrants included in Unit				1
Public Warrants [Member] | Common Class A [Member]
Private Placement Warrants (Details) [Line Items]
Shares issued, price per share (in Dollars per share)			$ 18	$ 18
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 11.5
Private Placement Warrants [Member] | Common Class A [Member]
Private Placement Warrants (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 11.5
Cantor Fitzgerald and Co [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Units Issued During Period Shares New Issues	155,000
Purchased shares		155,000
Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Units Issued During Period Shares New Issues	30,004
Purchased shares		30,004
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Private Placement Warrants (Details) [Line Items]
Units Issued During Period Shares New Issues	699,996
Purchased shares		699,996